Nationwide Fund Average Annual Total Returns	12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.03%	14.42%	14.82%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.18%		10.42%	12.59%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.59%		7.54%	9.96%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.38%		7.65%	9.55%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.25%		11.39%	12.84%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.09%		12.09%	13.60%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.00%		12.01%	13.53%